UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

165 MASON STREET
GREENWICH, CONNECTICUT 06830

 (Address of principal executive offices)(Zip code)

Rebecca Gilding, Esq.

State Street Bank and Trust Company

One Lincoln Street/SUM0703

Boston, MA 02111

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1.  Schedule of Investments.

Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCK - 97.7%
	AUTO MANUFACTURERS - 2.3%
1,500	Ferrari NV	$157,260

	BANKS - 5.3%
5,000	Bank of NT Butterfield & Son Ltd.	181,450
2,000	First Republic Bank	173,280
		354,730
	CHEMICALS - 1.6%
5,000	Venator Materials PLC *	110,600

	COMMERCIAL SERVICES - 4.0%
6,000	IHS Markit Ltd. *	270,900

	COMPUTERS - 4.2%
8,000	Nutanix, Inc. *	282,240

	DISTRIBUTION/WHOLESALE - 5.7%
5,000	SiteOne Landscape Supply, Inc. *	383,500

	DIVERSIFIED FINANCIAL SERVICES - 0.1%
—	Depository Trust & Clearing Corp.* (a) (c)	5,135

	FOOD SERVICE - 6.2%
6,000	Blue Buffalo Pet Products, Inc. *	196,740
7,000	US Foods Holding Corp. *	223,510
		420,250
	HEALTHCARE-PRODUCTS - 2.5%
3,000	iRhythm Technologies, Inc. *	168,150

	HEALTHCARE-SERVICES - 2.9%
2,000	IQVIA Holdings, Inc. *	195,800

	INSURANCE - 6.3%
3,000	Athene Holding Ltd. *	155,130
6,000	Kinsale Capital Group, Inc.	270,000
		425,130
	INTERNET - 10.1%
1,700	Alibaba Group Holding Ltd. - ADR *	293,131
2,000	Cargurus, Inc. *	59,960
5,000	GoDaddy, Inc. *	251,400
3,000	Okta, Inc. *	76,830
		681,321
	MACHINERY-DIVERSIFIED - 5.0%
10,000	Gardner Denver Holdings, Inc. *	339,300

	OIL & GAS - 7.9%
7,500	Parsley Energy, Inc. *	220,800
17,000	WildHorse Resource Development Corp. *	312,970
		533,770
	PACKAGING & CONTAINERS - 4.4%
5,000	Berry Global Group, Inc. *	293,350

	PHARMACEUTICALS - 4.3%
4,000	Zoetis, Inc.	288,160

Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

Shares		Value
	PIPELINES - 0.1%
300	Antero Midstream GP LP	$5,916

	REAL ESTATE INVESTMENT TRUST - 2.2%
5,000	MGM Growth Properties LLC	145,750

	RETAIL - 7.7%
4,000	Floor & Décor Holdings, Inc. *	194,720
6,000	Ollie’s Bargain Outlet Holdings, Inc. *	319,500
		514,220
	SOFTWARE - 11.9%
2,500	Atlassian Corp. PLC *	113,800
3,000	Black Knight, Inc. *	132,450
5,000	Blackline, Inc. *	164,000
3,000	Cotiviti Holdings, Inc. *	96,630
20,000	SailPoint Technologies Holding, Inc. *	290,000
		796,880
	TRANSPORTATION - 3.0%
7,000	Schneider National, Inc.	199,920

	TOTAL COMMON STOCK (Cost - $4,635,623)	6,572,282

	SHORT-TERM INVESTMENTS - 2.8%
	MONEY MARKET FUNDS - 2.8%
93,994	Dreyfus Institutional Preferred Government Money Market Fund Premier Shares, 0.96% **	93,994
93,994	Milestone Treasury Obligations Fund Institutional Shares, 1.12% **	93,994
	TOTAL SHORT-TERM INVESTMENTS (Cost - $187,988)	187,988

	TOTAL INVESTMENTS - 100.5% (Cost - $4,823,611) (b)	$6,760,270
	LIABILITIES LESS OTHER ASSETS - (0.5)%	(30,363)
	NET ASSETS - 100.0%	$6,729,907

*	Non-income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2017.

ADR - American Depositary Receipt

LP - Limited Partnership

LLC - Limited Liability Company

PLC - Public Limited Company

(a)	Illiquid Security: the Fund holds fractional shares of this security. The Fund has the ability to sell the security back to DTCC or to other Shareholders of the Fund.

(b)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $4,823,611. At December 31, 2017, net appreciation for all securities was $1,936,659. This consists of aggregate gross unrealized appreciation of $1,959,402 and aggregate gross unrealized depreciation of $22,743.

(c)	Fair valued security. Total market value for fair valued securities is $5,135, representing 0.08% of net assets.

Global IPO Fund
PORTFOLIO OF INVESTMENTS
December 31, 2017 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Fund’s securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Advisor and/or the Fund’s Administrator, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; and (iii) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,567,147	$—	$5,135	$6,572,282
Short Term Investments	187,988	—	—	187,988
Total	$6,755,135	$—	$5,135	$6,760,270

Refer to the Portfolio of Investments for industry classification.

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to record transfers at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Common Stock
Beginning Balance	$5,135
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Cost of purchases	—
Proceeds from sales	—
Accured Interest	—
Ending balance	$5,135

Level 3 investments are valued using methods the Board of Trustees has approved in the good-faith belief that the resulting valuation will reflect the fair value of security. The investments did not have a material impact on the Fund’s net assets, therefore unobservable inputs used in formulating such valuations are not presented.

Renaissance IPO ETF

Renaissance International IPO ETF

2017

December 31, 2017

Renaissance Capital LLC

The IPO Expert

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	CONSUMER DISCRETIONARY - 10.0%
	Diversified Consumer Services - 1.2%
3,610	Bright Scholar Education Holdings, Ltd. - ADR * (a)	$67,399
11,455	Laureate Education, Inc. - Cl. A *	155,330
		222,729
	Hotels, Restaurants & Leisure - 2.7%
14,223	Red Rock Resorts, Inc. - Cl. A	479,884

	Household Durables - 0.6%
2,180	Roku, Inc. * (a)	112,880

	Media - 1.6%
13,805	Altice USA, Inc. - Cl. A * (a)	293,080

	Specialty Retail - 3.6%
6,577	Camping World Holdings, Inc. - Cl. A	294,189
4,764	Floor & Decor Holdings, Inc. - Cl. A *	231,912
3,310	National Vision Holdings, Inc. *	134,419
		660,520
	Textiles, Apparel & Luxury Goods - 0.3%
1,750	Canada Goose Holdings, Inc. *	55,230
		1,824,323
	CONSUMER STAPLES - 7.4%
	Food & Staples Retailing - 7.4%
42,523	US Foods Holding Corp. *	1,357,759

	ENERGY - 3.8%
	Oil, Gas & Consumable Fuels - 3.8%
7,879	Antero Midstream GP LP	155,374
25,054	Extraction Oil & Gas, Inc. *	358,522
11,869	Jagged Peak Energy, Inc. *	187,293
		701,189
	FINANCIALS - 22.2%
	Commercial Banks - 4.6%
11,063	First Hawaiian, Inc.	322,818
4,090	Cadence BanCorp *	110,921
11,140	Bank of NT Butterfield & Son, Ltd.	404,271
		838,010
	Consumer Finance - 0.7%
3,560	PPDAI Group, Inc. - ADR * (a)	25,312
7,850	Qudian, Inc. - ADR * (a)	98,439
		123,751
	Insurance - 6.3%
22,382	Athene Holding, Ltd. - Cl. A *	1,157,373

	Real Estate Investment Trusts (REITs) - 10.2%
61,056	Invitation Homes, Inc.	1,439,090
14,828	MGM Growth Properties LLC - Cl. A	432,236
		1,871,326
	Real Estate Management & Development - 0.4%
5,050	Five Point Holdings LLC - Cl. A *	71,205
		4,061,665
	HEALTH CARE - 3.9%
	Biotechnology - 2.6%
4,836	BeiGene, Ltd. - ADR *	472,574

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017 (continued)

Shares		Value (US$)
	Health Care Technology - 1.3%
7,679	Cotiviti Holdings, Inc. *	$247,341
		719,915
	INDUSTRIALS - 18.4%
	Air Freight & Logistics - 5.8%
9,610	BEST, Inc. - ADR * (a)	86,298
61,942	ZTO Express Cayman, Inc. - ADR * (a)	981,781
		1,068,079
	Airlines - 1.6%
12,028	Azul SA - ADR *	286,627

	Building Products - 3.0%
13,974	JELD-WEN Holding, Inc. *	550,156

	Commercial Services & Supplies - 1.2%
9,052	Advanced Disposal Services, Inc. *	216,705

	Machinery - 2.5%
13,522	Gardner Denver Holdings, Inc. *	458,802

	Road & Rail - 1.4%
8,654	Schneider National, Inc. - Cl. B	247,158

	Trading Companies & Distributors - 2.9%
7,030	SiteOne Landscape Supply, Inc. *	539,201
		3,366,728
	INFORMATION TECHNOLOGY - 23.4%
	Internet Software & Services - 10.1%
1,970	Cargurus, Inc. * (a)	59,061
20,205	Cloudera, Inc. *	333,786
5,092	MuleSoft, Inc. - Cl. A *	118,440
22,194	Nutanix, Inc. - Cl. A *	783,004
4,032	Okta, Inc. *	103,259
9,410	Sogou, Inc. - ADR * (a)	108,874
6,351	Trivago NV - ADR * (a)	43,441
12,878	Twilio, Inc. - Cl. A *	303,921
		1,853,786
	IT Services - 1.0%
3,190	GDS Holdings, Ltd. - ADR *	71,871
6,540	Switch, Inc. - Cl. A	118,962
		190,833
	Semiconductors & Semiconductor Equipment - 0.8%
3,865	Acacia Communications, Inc. *	140,029

	Software - 11.5%
3,250	Blackline, Inc. *	106,600
7,769	LINE Corp. - ADR *	318,451
10,400	Sea, Ltd. - ADR *	138,632
105,360	Snap, Inc. - Cl. A *	1,539,310
		2,102,993
		4,287,641
	MATERIALS - 10.0%
	Chemicals - 7.5%
42,756	Valvoline, Inc.	1,071,465
6,380	PQ Group Holdings, Inc. *	104,951
9,300	Venator Materials PLC *	205,716
		1,382,132
	Construction Materials - 1.3%
10,500	Loma Negra Cia Industrial Argentina SA - ADR *	241,920

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017 (continued)

Shares		Value (US$)
	Containers & Packaging - 0.5%
3,898	Ardagh Group SA	$82,248

	Metals & Mining - 0.7%
6,490	Nexa Resources SA *	127,269
		1,833,569
	UTILITIES - 0.8%
	Water Utilities - 0.8%
5,810	Evoqua Water Technologies Corp. *	137,755

	TOTAL COMMON STOCKS (Cost - $17,431,875)	18,290,544

	SHORT-TERM INVESTMENTS - 3.4%
615,752	State Street Navigator Securities Lending Government Money Market Portfolio (b)	615,752

	TOTAL SHORT-TERM INVESTMENTS (Cost - $615,752)	615,752

	TOTAL INVESTMENTS - 103.3% (Cost - $18,047,627) (c)	$18,906,296
	LIABILITIES LESS OTHER ASSETS - (3.3)%	(595,306)
	NET ASSETS - 100.0%	$18,310,990

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of December 31, 2017, the market value of securities loaned was $603,161. The loaned securities were secured with cash collateral of $615,752. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $18,047,627. At December 31, 2017, net appreciation for all securities was $858,669. This consists of aggregate gross unrealized appreciation of $1,313,906 and aggregate gross unrealized depreciation of $455,237.

ADR - American Depositary Receipt

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	AUSTRALIA - 0.7%
1,460	WiseTech Global, Ltd.	$16,119

	AUSTRIA - 1.5%
680	BAWAG Group AG * (a)	36,275

	BRAZIL - 1.6%
5,750	Atacadao Distribuicao Comercio e Industria Ltda *	26,435
1,250	IRB Brasil Resseguros SA	12,813
		39,248
	BRITAIN - 9.3%
25,090	ConvaTec Group PLC (a)	69,614
17,115	CYBG PLC *	78,497
1,589	Metro Bank PLC *	76,891
		225,002
	CANADA - 1.1%
1,990	Kinder Morgan Canada, Ltd. (a)	26,929

	CHINA - 11.2%
2,950	China Literature, Ltd. * (a)	31,547
17,770	China Merchants Securities Co., Ltd. - Cl. H (a)	27,566
32,230	China Resources Pharmaceutical Group, Ltd. (a)	41,748
17,570	CSC Financial Co., Ltd. - Cl. H (a)	15,562
4,464	Everbright Securities Co., Ltd. - Cl. H (a)	5,571
16,260	Guotai Junan Securities Co., Ltd. - Cl. H * (a)	36,213
26,360	Meitu, Inc. * (a) (b)	36,708
15,932	Orient Securities Co., Ltd. - Cl. H (a)	15,070
40,580	Tianhe Chemicals Group, Ltd. * (a) (c)	—
3,850	Wuxi Biologics Cayman, Inc. * (a)	21,534
23,810	Yixin Group, Ltd. * (a)	19,169
2,530	ZhongAn Online P&C Insurance Co., Ltd. - Cl. H * (a)	22,441
		273,129
	DENMARK - 9.6%
2,340	Nets AS * (a)	61,548
3,150	Orsted AS (a)	171,951
		233,499
	FRANCE - 1.0%
1,530	ALD SA * (a)	23,709

	GERMANY - 5.3%
710	Delivery Hero AG * (a)	28,113
2,540	Innogy SE (a)	99,581
		127,694
	HONG KONG - 0.4%
9,310	Crystal International Group, Ltd. * (a)	9,009

	INDIA - 8.2%
1,020	AU Small Finance Bank, Ltd. * (a)	10,649
1,280	Avenue Supermarts, Ltd. * (a)	23,634
480	Endurance Technologies, Ltd. (a)	10,228
2,420	General Insurance Corp. of India * (a)	28,550
6,160	HDFC Standard Life Insurance Co., Ltd. (a)	37,147
3,230	Housing & Urban Development Corp., Ltd.	4,175
5,010	ICICI Prudential Life Insurance Co., Ltd. (a)	30,063
750	PNB Housing Finance, Ltd. (a)	15,704
810	RBL Bank, Ltd. (a)	6,478
1,690	Reliance Nippon Life Asset Management, Ltd. * (a)	7,943
2,290	SBI Life Insurance Co., Ltd. * (a)	24,944
		199,515

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017 (continued)

Shares		Value (US$)
	IRELAND - 3.6%
13,210	AIB Group PLC	$87,175

	ITALY - 3.8%
4,910	Enav S.p.A. (a)	26,569
7,690	Pirelli & C S.p.A. * (a)	66,895
		93,464
	JAPAN - 4.0%
3,130	Kyushu Railway Co.	97,088

	MALAYSIA - 0.5%
11,250	Lotte Chemical Titan Holding Bhd * (a)	13,065

	MEXICO - 1.2%
8,540	Becle SAB de CV *	13,725
10,220	GMexico Transportes SAB de CV * (a)	15,411
		29,136
	NETHERLANDS - 7.5%
2,752	ASR Nederland NV	113,275
1,843	Philips Lighting NV (a)	67,666
		180,941
	POLAND - 0.8%
2,110	PLAY Communications SA * (a)	20,494

	SINGAPORE - 3.2%
4,050	BOC Aviation, Ltd. (a)	21,590
56,490	NetLink NBN Trust - UNIT *	35,268
42,160	Razer, Inc. * (a)	20,884
		77,742
	SOUTH AFRICA - 0.5%
8,690	Steinhoff Africa Retail, Ltd. * (a)	11,203

	SOUTH KOREA - 15.1%
836	Celltrion Healthcare Co., Ltd. *	84,807
470	Doosan Bobcat, Inc. *	15,717
640	ING Life Insurance Korea, Ltd. (a)	31,924
340	Netmarble Games Corp. * (a)	59,866
260	Samsung Biologics Co., Ltd. * (a)	90,103
970	SillaJen, Inc. *	84,718
		367,135
	SPAIN - 1.9%
3,060	Gestamp Automocion SA * (a)	21,868
7,270	Prosegur Cash SA (a)	23,342
		45,210
	SWEDEN - 1.7%
6,370	Ahlsell AB (a)	41,001

	SWITZERLAND - 5.1%
950	Galenica AG * (a)	48,794
500	VAT Group AG * (a)	74,093
		122,887
	TAIWAN - 0.5%
19,720	FIT Hon Teng, Ltd. (a)	13,352

	THAILAND - 0.4%
12,080	Banpu Power PCL	9,452

	TOTAL COMMON STOCKS (Cost - $2,146,802)	2,419,473

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017 (continued)

Shares		Value (US$)
	SHORT-TERM INVESTMENTS - 1.0%
23,838	State Street Navigator Securities Lending Government Money Market Portfolio (d)	$23,838

	TOTAL SHORT-TERM INVESTMENTS (Cost - $23,838)	23,838

	TOTAL INVESTMENTS - 100.7% (Cost - $2,170,640) (e)	$2,443,311
	LIABILITIES LESS OTHER ASSETS - (0.7)%	(16,509)
	NET ASSETS - 100.0%	$2,426,802

*	Non-income producing security.

(a)	144A Security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)	Securities (or a portion of the security) on loan. As of December 31, 2017, the market value of securities loaned was $47,301. The loaned securities were secured with cash collateral of $23,838 and non-cash collateral with a value of $27,205. The non-cash collateral received consists primarily of government securities and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(c)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(d)	Represents investments of cash collateral received in connection with securities lending.

(e)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $2,170,640. At December 31, 2017, net appreciation for all securities was $272,671. This consists of aggregate gross unrealized appreciation of $319,269 and aggregate gross unrealized depreciation of $46,598.

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended December 31, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2017, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

It is the Funds’ policy to record transfers in to or out of Level 1, Level 2, and Level 3 at the end of the reporting period. There were no significant transfers in to or out of any level during the current period presented.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Renaissance Capital Greenwich Funds

By:	/s/ William K. Smith
William K. Smith
President

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith
President

By:	/s/ Kathleen S. Smith
Kathleen S. Smith
Treasurer

Date: February 27, 2018